PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 74.3%
Asset-Backed Securities 20.3%
Automobiles 2.7%
AmeriCredit Automobile Receivables Trust, Series 2023-01, Class A2A	5.840%	10/19/26	25,206	$25,176,128
ARI Fleet Lease Trust, Series 2022-A, Class A2, 144A	3.120	01/15/31	1,238	1,224,721
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A	4.620	02/20/27	35,000	34,089,566
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,640,449

Donlen Fleet Lease Funding LLC, Series 2021-02, Class A2, 144A	0.560	12/11/34	1,110	1,100,013
Enterprise Fleet Financing LLC,
Series 2021-02, Class A2, 144A	0.480	05/20/27	2,108	2,055,473
Series 2022-01, Class A2, 144A	3.030	01/20/28	6,800	6,652,183
Series 2022-03, Class A2, 144A	4.380	07/20/29	639	628,940
Series 2023-01, Class A2, 144A	5.510	01/22/29	6,200	6,170,148
Series 2023-02, Class A2, 144A	5.560	04/22/30	7,900	7,868,254
Series 2023-03, Class A2, 144A	6.400	03/20/30	13,400	13,567,207

Ford Credit Floorplan Master Owner Trust A, Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	16,872,698
GM Financial Consumer Automobile Receivables Trust, Series 2022-02, Class A2	2.520	05/16/25	613	611,227
Hertz Vehicle Financing LLC, Series 2023-03A, Class A, 144A	5.940	02/25/28	15,100	15,105,638
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	16,938,530
				154,701,175
Collateralized Loan Obligations 16.6%
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.605(c)	01/15/30	4,171	4,162,725
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR2, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)	6.742(c)	01/28/31	4,403	4,388,769
Ares CLO Ltd. (Cayman Islands),
Series 2016-40A, Class A1RR, 144A, 3 Month SOFR + 1.132% (Cap N/A, Floor 0.870%)	6.525(c)	01/15/29	8,981	8,936,225
Series 2018-50A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.705(c)	01/15/32	14,330	14,305,639

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.127%(c)	07/15/30	17,500	$17,500,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)	6.634(c)	04/23/31	15,677	15,640,653
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.764(c)	10/17/32	11,500	11,445,134
Series 2020-05A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.482%)	6.897(c)	01/20/32	5,397	5,385,247

Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.687(c)	10/20/31	23,975	23,924,940
Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.665(c)	10/15/33	11,000	10,987,632
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.755(c)	07/15/31	20,757	20,695,146
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.701(c)	05/17/31	4,807	4,794,070
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month SOFR + 1.132% (Cap N/A, Floor 1.132%)	6.525(c)	07/15/29	445	443,807
Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.605(c)	10/15/30	14,109	14,073,023
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.694(c)	01/17/32	5,000	4,976,586

BlueMountain CLO Ltd. (Cayman Islands), Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.735(c)	07/15/31	14,362	14,333,017
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	6.725(c)	07/15/31	19,642	19,591,724
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.655(c)	07/15/30	13,366	13,334,152
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.755(c)	04/15/32	8,000	7,912,350

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.682%(c)	04/30/31	18,032	$17,954,327
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.634(c)	04/17/31	4,759	4,746,917
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.757(c)	01/20/32	23,231	23,184,613
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.677(c)	04/20/31	15,646	15,625,059
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.697(c)	04/20/31	16,761	16,742,327

CarVal CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)	6.787(c)	04/20/32	16,868	16,745,071
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	07/20/31	10,098	10,079,393
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.640(c)	04/24/31	19,270	19,256,675
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.684(c)	04/23/29	7,005	7,000,556
Series 2017-04A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.610(c)	10/24/30	25,312	25,246,749

Crestline Denali CLO Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.715(c)	10/15/31	15,000	14,942,585
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.885(c)	10/15/29	9,932	9,925,298
Ellington CLO Ltd. (Cayman Islands), Series 2019-04A, Class AR, 144A, 3 Month SOFR + 1.842% (Cap N/A, Floor 1.580%)	7.235(c)	04/15/29	310	309,892
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.824(c)	01/22/31	9,610	9,598,523

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.856%(c)	10/20/31	10,000	$9,972,260
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.674(c)	05/06/30	5,433	5,423,789
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.670(c)	04/25/31	9,765	9,741,695
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.835(c)	01/15/31	869	868,385
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.597(c)	07/18/30	12,644	12,603,639

KKR CLO Ltd., Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.684(c)	10/17/31	14,000	13,941,837
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.614(c)	10/21/30	22,903	22,854,906
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.760(c)	04/25/32	13,570	13,546,171
Series 2021-38A, Class X, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 1.212%)	6.614(c)	07/17/34	2,692	2,677,329
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.695(c)	07/15/29	4,577	4,558,630
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	07/20/31	9,165	9,142,609

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.687(c)	10/12/30	12,404	12,344,821
Nassau Ltd. (United Kingdom), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)	7.524(c)	01/15/31	31,849	31,976,892
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands), Series 2021-40A, Class A, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.715(c)	04/16/33	17,500	17,454,213

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.784%(c)	04/22/30	5,400	$5,381,906
Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.674(c)	04/17/30	3,882	3,864,419
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-05A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.875(c)	01/15/33	22,000	21,963,062
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)	6.744(c)	04/17/31	8,225	8,211,683
Series 2014-09A, Class A1A3, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	10/20/31	18,000	17,910,684
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.794(c)	01/17/31	811	811,403
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	07/20/30	934	932,285
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.477(c)	07/20/29	11,798	11,745,947
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.455(c)	10/15/29	13,452	13,392,033
Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)	7.214(c)	04/15/31	21,361	21,446,855

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.677(c)	10/20/31	22,000	21,935,610
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.805(c)	07/15/31	10,424	10,383,589
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.669(c)	02/20/30	15,087	15,036,394
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	6.867(c)	10/20/30	11,503	11,494,945

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Rockford Tower CLO Ltd., Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.675%(c)	10/15/29	11,839	$11,812,977
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.707(c)	04/20/31	12,892	12,828,855
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.742(c)	05/07/31	19,022	18,904,119
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.744(c)	10/23/31	10,000	9,965,840
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.657(c)	10/20/30	7,833	7,801,305
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.757(c)	01/20/32	13,000	12,897,021

Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.390% (Cap N/A, Floor 2.390%)	7.806(c)	01/20/32	28,886	29,007,796
Trinitas CLO Ltd. (Cayman Islands), Series 2016-04A, Class A1L2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.757(c)	10/18/31	11,805	11,782,440
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.577(c)	10/20/28	4,711	4,683,887
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.610(c)	04/25/31	3,519	3,515,646
Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	6.806(c)	10/18/31	21,426	21,403,161
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.647(c)	04/18/31	1,606	1,600,886
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.684(c)	04/17/30	1,077	1,073,879
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.747(c)	01/20/31	20,788	20,761,160
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	10/20/28	934	933,139

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-02A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)	6.737%(c)	10/20/29	604	$603,675
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.877(c)	10/20/31	10,000	9,948,133
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.797(c)	07/20/32	20,000	19,877,278

Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.945(c)	04/15/30	131	130,399
				939,338,411
Consumer Loans 0.7%
OneMain Financial Issuance Trust, Series 2023-02A, Class A1, 144A	5.840	09/15/36	34,900	35,026,076
SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A	0.490	09/25/30	38	37,920
Series 2023-01S, Class A, 144A	5.810	05/15/31	1,366	1,363,122
				36,427,118
Equipment 0.3%
Kubota Credit Owner Trust, Series 2023-01A, Class A2, 144A	5.400	02/17/26	12,500	12,455,512
MMAF Equipment Finance LLC, Series 2022-A, Class A2, 144A	2.770	02/13/25	2,640	2,623,785
				15,079,297

Total Asset-Backed Securities (cost $1,143,595,669)				1,145,546,001
Certificates of Deposit 2.2%
BNP Paribas SA, SOFR + 0.650%	5.960(c)	07/08/24	39,000	39,065,341
Canadian Imperial Bank of Commerce, SOFR + 0.810% (Cap N/A, Floor 0.000%)	6.130(c)	12/11/23	15,000	15,003,678
Lloyds Bank Corporate Markets PLC, SOFR + 0.540%	5.860(c)	01/31/24	21,233	21,232,652
Toronto-Dominion Bank (The),
SOFR + 0.650%	5.970(c)	09/13/24	10,000	10,015,261
SOFR + 0.670%	5.990(c)	03/25/24	15,000	15,021,603

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)

Wells Fargo Bank NA, SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.920%(c)	11/01/24	24,000	$24,006,985

Total Certificates of Deposit (cost $124,230,269)				124,345,520
Commercial Mortgage-Backed Securities 13.2%
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4	3.170	07/15/49	21,000	19,538,455
Barclays Commercial Mortgage Securities Trust, Series 2020-C07, Class A1	1.079	04/15/53	529	513,278
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	186	177,986
Series 2018-B03, Class A2	3.848	04/10/51	162	156,777
Series 2018-B05, Class A2	4.077	07/15/51	589	563,610
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	5,896	5,878,948
Series 2014-GC21, Class AAB	3.477	05/10/47	—(r)	3
Series 2014-GC23, Class A3	3.356	07/10/47	10,926	10,791,140
Series 2014-GC23, Class AAB	3.337	07/10/47	142	141,021
Series 2014-GC25, Class A3	3.372	10/10/47	6,519	6,410,650
Series 2014-GC25, Class A4	3.635	10/10/47	15,760	15,378,342
Series 2015-GC29, Class A4	3.192	04/10/48	9,325	8,929,287
Series 2015-GC33, Class A4	3.778	09/10/58	2,250	2,125,709
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,494,771
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	81,604
Series 2013-CR12, Class A4	4.046	10/10/46	2,656	2,573,636
Series 2014-CR16, Class A3	3.775	04/10/47	15,515	15,411,194
Series 2014-CR16, Class A4	4.051	04/10/47	11,285	11,157,317
Series 2014-CR17, Class ASB	3.598	05/10/47	15	15,031
Series 2014-CR18, Class A4	3.550	07/15/47	3,519	3,469,523
Series 2014-CR20, Class A3	3.326	11/10/47	4,491	4,418,248
Series 2014-CR21, Class A3	3.528	12/10/47	10,173	9,938,835
Series 2014-UBS02, Class A5	3.961	03/10/47	7,911	7,888,194
Series 2014-UBS02, Class ASB	3.472	03/10/47	33	33,065
Series 2014-UBS03, Class A3	3.546	06/10/47	781	774,512
Series 2014-UBS03, Class A4	3.819	06/10/47	5,012	4,938,308
Series 2014-UBS04, Class A4	3.420	08/10/47	31,647	31,038,418
Series 2014-UBS05, Class A3	3.565	09/10/47	24,504	24,160,092
Series 2014-UBS06, Class A4	3.378	12/10/47	7,471	7,303,068

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-UBS06, Class A5	3.644%	12/10/47	33,978	$32,905,820
Series 2015-CR22, Class A3	3.207	03/10/48	820	790,127
Series 2015-CR22, Class A4	3.048	03/10/48	21,900	21,203,354
Series 2015-CR23, Class ASB	3.257	05/10/48	536	527,019
Series 2015-CR24, Class A4	3.432	08/10/48	8,262	7,939,561
Series 2015-CR24, Class ASB	3.445	08/10/48	1,053	1,038,340
Series 2015-CR26, Class A4	3.630	10/10/48	12,465	11,869,746
Series 2015-LC19, Class A3	2.922	02/10/48	17,197	16,716,476
Series 2015-LC21, Class A4	3.708	07/10/48	11,000	10,573,448
Series 2015-PC01, Class A5	3.902	07/10/50	17,737	17,139,981
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4	3.504	06/15/57	8,500	8,150,213
Series 2016-C05, Class ASB	3.533	11/15/48	1,605	1,565,818
Series 2016-C06, Class A5	3.090	01/15/49	14,500	13,493,329
Series 2016-C07, Class A4	3.210	11/15/49	6,372	5,995,959

Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	3,828	3,708,627
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.137(c)	11/21/35	5,369	5,304,809
GS Mortgage Securities Trust,
Series 2014-GC18, Class A4	4.074	01/10/47	1,314	1,311,253
Series 2014-GC22, Class A4	3.587	06/10/47	9,840	9,696,186
Series 2014-GC22, Class AAB	3.467	06/10/47	56	56,048
Series 2014-GC24, Class A4	3.666	09/10/47	16,355	16,071,197
Series 2015-GC28, Class A4	3.136	02/10/48	17,843	17,495,868
Series 2015-GC30, Class A4	3.382	05/10/50	22,540	21,557,470
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	13,942,362
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A4	4.199	01/15/47	1,132	1,114,744
Series 2014-C21, Class A4	3.493	08/15/47	12,233	12,126,180
Series 2014-C23, Class A5	3.934	09/15/47	19,085	18,682,723
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	28,310	27,687,664
Series 2014-C24, Class A5	3.639	11/15/47	10,830	10,505,454
Series 2014-C25, Class A4A1	3.408	11/15/47	6,213	6,052,306
Series 2014-C25, Class ASB	3.407	11/15/47	1,057	1,042,759
Series 2014-C26, Class A3	3.231	01/15/48	17,500	17,155,488
Series 2014-C26, Class A4	3.494	01/15/48	13,000	12,594,849
Series 2015-C27, Class A3A1	2.920	02/15/48	4,986	4,806,726
Series 2015-C29, Class A4	3.611	05/15/48	30,892	29,521,300
Series 2015-C32, Class A4	3.329	11/15/48	19,126	18,357,963

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A1	1.066%	05/13/53	2,298	$2,193,331
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class ASB	2.713	08/15/49	4,023	3,867,190
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A5	4.064	02/15/47	5,503	5,483,407
Series 2014-C15, Class A4	4.051	04/15/47	73	72,311
Series 2014-C19, Class A4	3.526	12/15/47	5,325	5,165,994
Series 2014-C19, Class ASB	3.326	12/15/47	1,380	1,366,270
Series 2015-C21, Class A3	3.077	03/15/48	13,374	12,936,829
Series 2015-C21, Class A4	3.338	03/15/48	5,679	5,454,646
Series 2015-C23, Class A3	3.451	07/15/50	8,777	8,443,757
Series 2015-C23, Class ASB	3.398	07/15/50	657	645,885
Series 2015-C26, Class A5	3.531	10/15/48	10,000	9,518,468
Series 2015-C27, Class A3	3.473	12/15/47	4,118	3,977,791
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4	3.779(cc)	05/15/48	4,220	4,046,828
Series 2020-HR08, Class A1	0.932	07/15/53	1,314	1,252,360

One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.387(c)	01/15/36	19,065	18,016,833
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A3	3.572	09/15/58	4,169	4,042,747
Series 2015-LC22, Class A4	3.839	09/15/58	8,000	7,672,655
Series 2015-NXS01, Class A5	3.148	05/15/48	12,831	12,290,062
Series 2015-NXS02, Class A2	3.020	07/15/58	48	46,867
Series 2015-NXS02, Class A4	3.498	07/15/58	10,300	9,952,041
Series 2016-C34, Class ASB	2.911	06/15/49	2,596	2,517,698
Series 2016-C36, Class A3	2.807	11/15/59	12,385	11,456,407
Series 2016-NXS05, Class A5	3.372	01/15/59	4,920	4,640,509

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5	4.045	03/15/47	16,274	16,226,108

Total Commercial Mortgage-Backed Securities (cost $751,534,917)				747,289,183

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 38.1%
Aerospace & Defense 0.9%
RTX Corp.,
Sr. Unsec’d. Notes	5.000%	02/27/26	8,000	$7,950,138
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	40,561,724
				48,511,862
Agriculture 0.4%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,594,714
Sr. Unsec’d. Notes, 144A(a)	4.875	10/10/25	14,000	13,970,044
				20,564,758
Auto Manufacturers 5.6%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	9,750	9,680,136
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	4,500	4,351,990
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.700%	6.046(c)	11/22/24	35,000	35,051,748
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	7,000	6,825,746
Gtd. Notes, 144A, SOFR Index + 0.530%	5.878(c)	04/01/24	4,000	3,998,080
Gtd. Notes, 144A, SOFR Index + 0.620%	5.967(c)	08/11/25	20,000	20,062,594
Gtd. Notes, 144A, SOFR Index + 0.840%	6.188(c)	04/01/25	11,390	11,439,836

Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	5.150	01/16/26	14,000	13,911,559
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	0.750	03/01/24	13,500	13,353,464
Gtd. Notes, 144A	4.800	03/30/26	35,000	34,625,244
Gtd. Notes, 144A	5.375	11/26/25	8,500	8,506,094
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,389,036
Sr. Unsec’d. Notes, MTN(a)	4.450	03/30/26	15,000	14,874,748
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	14,819,106
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,875,082
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,401,120
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	6.060(c)	12/11/23	12,000	12,001,006

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.950%	06/06/25	13,250	$12,878,277
Gtd. Notes, 144A	6.000	11/16/26	50,000	50,392,100
				314,436,966
Banks 7.9%
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	6.057(c)	03/08/24	20,000	20,011,934
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.460%	5.809(c)	01/10/25	7,750	7,710,628
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	6.249(c)	04/11/25	4,750	4,745,099
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	7,250	7,166,289
Sr. Unsec’d. Notes, 144A, SOFR Index + 0.410%	5.758(c)	02/04/25	20,000	19,873,180

Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes, SOFR Index + 0.420%	5.768(c)	10/18/24	10,000	9,978,381
Citibank NA, Sr. Unsec’d. Notes, SOFR + 0.805%	6.153(c)	09/29/25	52,000	51,992,728
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes	5.316	03/13/26	25,000	25,061,650
Sr. Unsec’d. Notes, 144A, SOFR + 0.630%	5.979(c)	01/10/25	28,500	28,520,523

Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	5.648(c)	01/12/24	5,500	5,496,626
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	0.495	02/02/24	3,000	2,972,048
Sr. Unsec’d. Notes, SOFR Index + 0.390%	5.739(c)	02/02/24	2,500	2,496,250

DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	5.896(ff)	10/09/26	25,000	25,011,130
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A(a)	4.400	08/23/25	25,000	24,442,990
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	37,000	36,228,672
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,071,577
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	31,846,781

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.797(c)	03/22/25	9,000	9,063,018

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A	0.625%	05/24/24	9,500	$9,280,934
Sr. Unsec’d. Notes, 144A	4.750	09/22/25	10,500	10,365,096
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.340%	5.687(c)	10/07/24	10,000	9,970,756
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.525%	5.873(c)	01/20/26	10,000	9,929,933
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	5.918(c)	04/27/26	7,027	6,971,136

Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.440%	5.787(c)	09/16/24	7,500	7,492,258
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.697(c)	09/10/24	8,000	7,978,699
Truist Bank, Sr. Unsec’d. Notes, SOFR + 0.200%(a)	5.547(c)	01/17/24	14,850	14,837,618
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.375	01/13/25	20,000	19,070,726
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	5.707(c)	02/09/24	7,780	7,778,116
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	10,000	9,735,507
Sr. Unsec’d. Notes, 144A	5.711(ff)	01/12/27	15,000	14,915,239
				448,015,522
Beverages 2.1%
Coca-Cola Europacific Partners PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,934,240
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	17,000	17,014,675
Keurig Dr. Pepper, Inc., Gtd. Notes	0.750	03/15/24	25,000	24,638,488
PepsiCo, Inc.,
Sr. Unsec’d. Notes	5.125	11/10/26	26,000	26,249,544
Sr. Unsec’d. Notes(a)	5.250	11/10/25	50,000	50,335,181
				121,172,128
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/25	13,250	13,205,615

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 1.0%
Linde, Inc., Gtd. Notes	4.700%	12/05/25	28,500	$28,329,177
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.900	11/07/24	13,270	13,281,135
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,305,169

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,396,557
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	2,750	2,656,261
				56,968,299
Commercial Services 0.2%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	10,000	9,747,845
Computers 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	16,000	15,598,388
Sr. Unsec’d. Notes	3.250	02/23/26	13,150	12,729,728

International Business Machines Corp., Sr. Unsec’d. Notes	4.500	02/06/26	37,000	36,526,560
				64,854,676
Cosmetics/Personal Care 0.3%
Colgate-Palmolive Co., Sr. Unsec’d. Notes(a)	3.100	08/15/25	6,750	6,566,046
Kenvue, Inc., Gtd. Notes(a)	5.350	03/22/26	12,500	12,598,497
				19,164,543
Diversified Financial Services 0.2%
Citigroup Global Markets Holdings, Inc., Gtd. Notes, MTN	0.750	06/07/24	13,250	12,907,872
Electric 2.2%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	5.997(c)	05/13/24	10,000	9,996,041

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
DTE Energy Co., Sr. Unsec’d. Notes	4.220%	11/01/24	8,250	$8,122,392
Duke Energy Corp., Sr. Unsec’d. Notes	5.000	12/08/25	13,250	13,155,845
Florida Power & Light Co., Sr. Unsec’d. Notes	4.450	05/15/26	20,000	19,793,258
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.940	03/21/24	15,000	14,864,565
Gtd. Notes	6.051	03/01/25	6,750	6,775,834

Southern California Edison Co., First Mortgage, Series C	4.200	06/01/25	14,250	13,962,557
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	7,250	7,143,667
Sr. Unsec’d. Notes	4.750	01/09/26	23,000	22,677,750
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	5,947,351
				122,439,260
Electronics 0.5%
Amphenol Corp., Sr. Unsec’d. Notes	4.750	03/30/26	3,750	3,716,600
Tyco Electronics Group SA, Gtd. Notes	4.500	02/13/26	23,250	22,921,965
				26,638,565
Foods 1.0%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	3,500	3,413,811
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	13,750	13,476,026
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	5,000	4,969,049
Gtd. Notes, 144A(a)	4.000	09/12/25	11,725	11,544,234
Gtd. Notes, 144A	5.250	03/13/26	20,000	20,173,008
				53,576,128

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.6%
Baxter International, Inc.,
Sr. Unsec’d. Notes	0.868%	12/01/23	10,000	$10,000,000
Sr. Unsec’d. Notes, SOFR Index + 0.260%	5.606(c)	12/01/23	20,000	20,000,000

Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	1,250	1,250,000
				31,250,000
Healthcare-Services 1.3%
Roche Holdings, Inc., Gtd. Notes, 144A	5.265	11/13/26	60,000	60,614,674
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	7,250	7,090,609
Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,779,242
				73,484,525
Household Products/Wares 0.2%
Avery Dennison Corp., Sr. Unsec’d. Notes	0.850	08/15/24	12,350	11,922,852
Insurance 2.7%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.500	04/04/25	8,000	7,751,567
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A	0.650	06/17/24	12,750	12,396,706
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	6.647(c)	09/25/26	30,000	29,969,976

Equitable Financial Life Global Funding, Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,892,684
Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN(a)	4.050	08/25/25	23,250	22,732,169
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	4,190	4,175,323
Sec’d. Notes, 144A, MTN	3.600	08/05/25	19,750	19,256,282
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	7,250	7,207,806
Sec’d. Notes, 144A, SOFR + 0.450%	5.798(c)	04/12/24	1,250	1,248,979
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	6.247(c)	08/28/25	27,000	26,988,959

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Protective Life Global Funding, Sec’d. Notes, 144A, SOFR + 1.050% (Cap N/A, Floor 0.000%)	6.397%(c)	12/11/24	20,000	$20,097,853
				154,718,304
Internet 0.6%
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.600	12/01/25	32,000	31,834,491
Iron/Steel 0.1%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,841,138
Machinery-Construction & Mining 0.4%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes(a)	4.800	01/06/26	15,000	14,975,070
Sr. Unsec’d. Notes, MTN, SOFR + 0.245%	5.591(c)	05/17/24	6,000	5,995,739
				20,970,809
Machinery-Diversified 0.7%
CNH Industrial Capital LLC, Gtd. Notes	3.950	05/23/25	12,500	12,195,028
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(a)	4.800	01/09/26	29,000	28,943,743
				41,138,771
Media 0.6%
Comcast Corp., Gtd. Notes	5.250	11/07/25	7,250	7,269,577
Walt Disney Co. (The), Gtd. Notes	3.700	10/15/25	30,000	29,281,076
				36,550,653
Mining 0.5%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	30,000	29,853,348

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 0.3%
Phillips 66, Gtd. Notes	0.900%	02/15/24	4,000	$3,959,264
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	5.100	03/29/26	14,250	14,210,647
				18,169,911
Pharmaceuticals 0.2%
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700	05/28/24	12,250	11,965,085
Pipelines 1.3%
Enterprise Products Operating LLC, Gtd. Notes	5.050	01/10/26	14,750	14,763,134
ONEOK, Inc., Gtd. Notes	5.550	11/01/26	7,000	7,053,309
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.000	10/12/24	9,750	9,351,142
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	40,000	39,985,299
				71,152,884
Real Estate Investment Trusts (REITs) 0.8%
Public Storage Operating Co., Gtd. Notes, SOFR + 0.470%	5.818(c)	04/23/24	8,500	8,496,268
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.750	05/15/26	40,000	39,405,865
				47,902,133
Retail 0.9%
7-Eleven, Inc., Sr. Unsec’d. Notes, 144A	0.800	02/10/24	2,250	2,227,664
Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,655,608
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	2.700	04/15/25	6,000	5,814,894
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,858,509

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Lowe’s Cos., Inc., (cont’d.)
Sr. Unsec’d. Notes	4.800%	04/01/26	13,500	$13,393,540

Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	13,750	13,530,992
				51,481,207
Semiconductors 0.7%
Analog Devices, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.250%	5.598(c)	10/01/24	2,000	1,997,851
Intel Corp., Sr. Unsec’d. Notes	2.600	05/19/26	10,181	9,647,527
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.972	02/15/24	28,500	28,212,279
				39,857,657
Software 1.0%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	5,750	5,672,266
Intuit, Inc., Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,361,068
				56,033,334
Telecommunications 0.9%
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.950	02/28/26	19,573	18,860,752
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	6,500	6,413,521
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	3,000	2,969,073
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	8,000	7,881,520
Sr. Unsec’d. Notes	1.450	03/20/26	14,557	13,380,356
				49,505,222
Transportation 0.3%
Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	16,000	15,950,579

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/24/26	17,500	$17,429,349

Total Corporate Bonds (cost $2,161,630,349)				2,151,216,291
Residential Mortgage-Backed Securities 0.5%
Towd Point Mortgage Trust,
Series 2015-06, Class M1, 144A	3.750(cc)	04/25/55	9,112	8,906,457
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	5,614	5,389,515
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	6,128	5,905,163
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	7,907	7,370,779

Total Residential Mortgage-Backed Securities (cost $28,130,542)				27,571,914

Total Long-Term Investments (cost $4,209,121,746)				4,195,968,909

	Shares
Short-Term Investments 25.6%
Affiliated Mutual Funds 1.8%
PGIM Core Government Money Market Fund(wb)	80,760,281	80,760,281
PGIM Institutional Money Market Fund (cost $18,828,110; includes $18,709,969 of cash collateral for securities on loan)(b)(wb)	18,836,897	18,829,362

Total Affiliated Mutual Funds (cost $99,588,391)		99,589,643

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 8.9%
Banco Santander SA, SOFR + 0.800%	6.146%(c)	12/05/23	31,500	31,503,097
Bank of America NA	5.930	04/08/24	15,000	15,010,008
Bank of Montreal	5.380	12/12/23	5,000	4,999,631

Bank of Montreal	5.840	05/20/24	5,000	5,003,913

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)

Canadian Imperial Bank of Commerce	6.000%	10/18/24	30,000	$30,097,979

Canadian Imperial Bank of Commerce, SOFR + 0.600%	5.910(c)	05/10/24	9,750	9,764,389

Citibank NA, SOFR + 0.700% (Cap N/A, Floor 0.000%)	6.020(c)	12/13/23	11,500	11,502,800
Credit Agricole Corporate & Investment Bank	5.700	02/08/24	34,500	34,517,484
Credit Industriel et Commercial, SOFR + 0.440%	5.760(c)	01/17/24	30,000	30,012,177
Mizuho Bank Ltd.,
SOFR + 0.410%	5.730(c)	02/12/24	20,000	20,008,606
SOFR + 0.600%	5.910(c)	02/26/24	1,000	1,000,915

MUFG Bank Ltd.	5.700	02/22/24	20,000	20,003,564

MUFG Bank Ltd., SOFR + 0.450%	5.770(c)	01/05/24	40,000	40,010,836

Nordea Bank Abp, SOFR + 0.580%	5.900(c)	08/05/24	30,000	30,042,459
Norinchukin Bank, SOFR + 0.200%	5.520(c)	12/19/23	25,000	25,002,389
State Street Bank & Trust Co.,
SOFR + 0.470%	5.780(c)	05/21/24	7,500	7,504,311
SOFR + 0.520%	5.840(c)	03/05/24	20,000	20,017,857

Sumitomo Mitsui Banking Corp., SOFR + 0.430%	5.750(c)	02/05/24	10,000	10,004,251
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.400%	5.710(c)	02/20/24	15,000	15,006,392
Svenska Handelsbanken, SOFR + 0.510% (Cap N/A, Floor 0.000%)	5.820(c)	03/25/24	40,000	40,041,129
Swedbank AB,
SOFR + 0.640%	5.950(c)	07/19/24	16,500	16,524,431
SOFR + 0.680%	5.990(c)	03/20/24	24,000	24,032,774

Toronto-Dominion Bank (The)	6.000	10/18/24	25,000	25,080,405
Westpac Banking Corp., SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.860(c)	05/10/24	35,000	35,032,092

Total Certificates of Deposit (cost $501,248,992)				501,723,889
Commercial Paper 14.9%
ABN AMRO Funding USA LLC, 144A	5.844(n)	01/05/24	40,000	39,782,480
Alexandria Real Estate Equities, Inc.,
144A	5.611(n)	12/04/23	1,000	999,391
144A	5.625(n)	12/14/23	25,000	24,946,540
144A	5.634(n)	12/08/23	28,800	28,764,856
Alimentation Couche-Tard, Inc.,
144A	5.564(n)	12/07/23	10,000	9,989,306
144A	5.635(n)	12/21/23	20,000	19,934,982
144A	5.693(n)	12/06/23	15,000	14,986,254

American Honda Finance Corp.	5.837(n)	12/18/23	40,000	39,890,850

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Bank of America Securities, Inc., 144A, SOFR + 0.580%	4.092%(c)	10/11/24	14,500	$14,504,544
Bank of Montreal, 144A, SOFR + 0.600%	5.930(c)	05/01/24	10,000	10,010,775
Bank of Nova Scotia (The), 144A, SOFR + 0.740%	6.055(c)	12/06/23	15,000	15,001,638
Bayer Corp., 144A	6.376(n)	08/13/24	40,000	38,340,932
BPCE SA, 144A, SOFR + 0.590%	5.910(c)	08/05/24	40,000	40,040,120
CDP Financial, Inc.,
144A	5.794(n)	04/24/24	12,000	11,735,146
144A	5.845(n)	04/11/24	10,000	9,799,037
144A, SOFR + 0.550%	5.870(c)	08/15/24	8,000	8,006,176

Federation des Caisses Desjardins du Quebec, 144A	5.709(n)	02/07/24	15,000	14,842,852
Glencore Funding LLC,
144A	5.890(n)	12/19/23	18,000	17,946,718
144A	5.981(n)	12/15/23	27,000	26,937,562
144A	5.983(n)	12/18/23	23,000	22,935,669

Healthpeak Properties, Inc., 144A	5.680(n)	01/03/24	9,000	8,952,417
ING (U.S.) Funding LLC, 144A, SOFR + 0.550%	5.870(c)	05/07/24	35,000	35,038,301
JPMorgan Securities LLC,
144A	5.913(n)	03/25/24	10,000	9,824,112
144A, SOFR + 0.610%	5.930(c)	10/25/24	25,000	25,010,838
144A, SOFR + 0.650%	5.970(c)	08/01/24	15,000	15,011,580
LVMH Moet Hennessy Louis Vuitton SE,
144A	5.797(n)	05/14/24	10,000	9,752,383
144A	5.824(n)	06/12/24	10,000	9,709,748
144A	5.893(n)	04/15/24	10,000	9,795,807
144A	5.901(n)	03/21/24	10,000	9,833,327
144A	5.939(n)	04/08/24	13,000	12,748,221

Microchip Technology, Inc., 144A	5.601(n)	12/15/23	9,000	8,979,000
Nutrien Financial US LLC,
144A	5.909(n)	12/15/23	20,000	19,953,125
144A	5.909(n)	12/18/23	13,500	13,461,916

Nutrien Ltd., 144A	5.887(n)	12/20/23	8,000	7,975,387

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Ontario Teachers’ Finance Trust,
144A	5.900%(n)	06/03/24	10,000	$9,721,692
144A	5.936(n)	05/24/24	22,000	21,420,663

PPG Industries, Inc.	5.820(n)	12/22/23	37,000	36,875,453
Province of Alberta, 144A	5.789(n)	03/27/24	15,000	14,736,991
Realty Income Corp., 144A	5.451(n)	12/01/23	75,000	74,988,705
Skandinaviska Enskilda Banken AB,
144A, SOFR + 0.500%	5.820(c)	12/22/23	10,000	10,002,851
144A, SOFR + 0.530%	5.850(c)	04/08/24	11,000	11,010,398
144A, SOFR + 0.630%	5.950(c)	07/19/24	5,000	5,007,257
144A, SOFR + 0.650%	5.970(c)	05/31/24	20,000	20,031,601

Societe Generale SA, 144A, SOFR + 0.820%	6.140(c)	12/11/23	35,000	35,007,830

Total Commercial Paper (cost $843,900,215)				844,245,431

Total Short-Term Investments (cost $1,444,737,598)				1,445,558,963

TOTAL INVESTMENTS 99.9% (cost $5,653,859,344)				5,641,527,872
Other assets in excess of liabilities(z) 0.1%				6,410,662

Net Assets 100.0%				$5,647,938,534

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note
MTN—Medium Term Note
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,109,268; cash collateral of $18,709,969 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,175	3 Month SOFR	Mar. 2024	$277,953,594	$(31,525)
Short Positions:
46	3 Month SOFR	Dec. 2023	10,884,462	59,078
24	3 Month SOFR	Jun. 2024	5,689,200	54,806
24	3 Month SOFR	Sep. 2024	5,707,800	51,318
24	3 Month SOFR	Dec. 2024	5,728,200	41,444
16	3 Month SOFR	Mar. 2025	3,831,800	22,371
16	3 Month SOFR	Jun. 2025	3,843,200	15,221
16	3 Month SOFR	Sep. 2025	3,851,200	10,183
16	3 Month SOFR	Dec. 2025	3,855,600	7,546
				261,967
				$230,442

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Interest rate swap agreements outstanding at November 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
10,000	12/01/23	2.634%(S)	1 Day SOFR(1)(A)/ 5.330%	$—	$234,171	$234,171
5,000	12/07/23	0.221%(S)	1 Day USOIS(1)(A)/ 5.330%	1	240,421	240,420
7,000	01/03/24	4.276%(A)	1 Day SOFR(1)(A)/ 5.330%	222	13,735	13,513
8,750	02/04/24	0.133%(S)	1 Day USOIS(1)(A)/ 5.330%	616	444,605	443,989
19,500	03/01/24	0.230%(S)	1 Day USOIS(1)(A)/ 5.330%	2,029	981,572	979,543
28,500	03/01/24	2.478%(S)	1 Day SOFR(1)(A)/ 5.330%	31	793,909	793,878
46,000	03/09/24	1.440%(S)	1 Day SOFR(1)(A)/ 5.330%	4,407	1,773,207	1,768,800
8,000	03/15/24	0.276%(S)	1 Day USOIS(1)(A)/ 5.330%	16	399,825	399,809
23,000	03/15/24	1.658%(S)	1 Day SOFR(1)(A)/ 5.330%	29	834,701	834,672
7,000	03/18/24	0.278%(S)	1 Day USOIS(1)(A)/ 5.330%	16	350,079	350,063
12,500	03/25/24	2.055%(S)	1 Day SOFR(1)(A)/ 5.330%	28	406,745	406,717
68,000	03/31/24	2.305%(S)	1 Day SOFR(1)(A)/ 5.330%	44,554	2,038,351	1,993,797
3,000	04/26/24	0.305%(S)	1 Day USOIS(1)(A)/ 5.330%	21	150,417	150,396
13,000	04/26/24	4.637%(A)	1 Day SOFR(1)(A)/ 5.330%	180	90,189	90,009
11,250	05/11/24	0.300%(S)	1 Day SOFR(1)(A)/ 5.330%	(259)	568,628	568,887
15,000	05/11/24	2.603%(S)	1 Day SOFR(1)(A)/ 5.330%	(3,129)	415,759	418,888
16,750	05/20/24	0.296%(S)	1 Day USOIS(1)(A)/ 5.330%	29	843,646	843,617
10,900	06/07/24	0.318%(S)	1 Day USOIS(1)(A)/ 5.330%	30	545,789	545,759
12,750	06/16/24	0.304%(S)	1 Day USOIS(1)(A)/ 5.330%	32	641,047	641,015
15,000	08/05/24	0.261%(S)	1 Day SOFR(1)(A)/ 5.330%	42	751,469	751,427
29,000	08/08/24	2.512%(S)	1 Day SOFR(1)(A)/ 5.330%	59,101	812,916	753,815

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Interest rate swap agreements outstanding at November 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,000	08/13/24	0.368%(S)	1 Day SOFR(1)(A)/ 5.330%	$37	$146,730	$146,693
5,000	08/17/24	4.498%(A)	1 Day SOFR(1)(A)/ 5.330%	—	41,419	41,419
8,000	08/31/24	0.399%(S)	1 Day USOIS(1)(A)/ 5.330%	40	383,831	383,791
12,500	09/01/24	2.500%(S)	1 Day SOFR(1)(A)/ 5.330%	1,445	347,445	346,000
6,750	09/08/24	3.602%(A)	1 Day SOFR(1)(A)/ 5.330%	—	113,990	113,990
4,500	09/09/24	0.368%(S)	1 Day SOFR(1)(A)/ 5.330%	(4)	217,665	217,669
46,500	09/09/24	1.484%(S)	1 Day SOFR(1)(A)/ 5.330%	23,228	1,742,966	1,719,738
9,750	10/12/24	0.511%(S)	1 Day SOFR(1)(A)/ 5.330%	50	452,521	452,471
18,250	10/24/24	4.688%(A)	1 Day SOFR(1)(A)/ 5.330%	67,666	95,177	27,511
12,000	03/21/25	1.998%(S)	1 Day SOFR(1)(A)/ 5.330%	77	713,196	713,119
83,500	03/30/25	2.418%(S)	1 Day SOFR(1)(A)/ 5.330%	177,346	4,267,849	4,090,503
16,000	05/11/25	0.450%(S)	1 Day SOFR(1)(A)/ 5.330%	7,434	1,407,816	1,400,382
8,000	05/25/25	4.241%(A)	1 Day SOFR(1)(A)/ 5.330%	—	110,748	110,748
28,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/ 5.330%	131,829	1,014,248	882,419
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/ 5.330%	(284,703)	2,008,114	2,292,817
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/ 5.330%	66,709	1,895,127	1,828,418
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 5.330%	312,680	2,446,055	2,133,375
188,500	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 5.330%	(95,109)	2,619,115	2,714,224
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 5.330%	(10,499)	117,738	128,237
57,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 5.330%	207,561	120,665	(86,896)

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Interest rate swap agreements outstanding at November 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 5.330%	$(11,341)	$4,229,191	$4,240,532
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/ 5.330%	4,314	1,206,597	1,202,283
45,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/ 5.330%	58,504	1,058,221	999,717
38,000	02/27/26	4.345%(A)	1 Day USOIS(1)(A)/ 5.330%	—	311,244	311,244
105,100	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 5.330%	187,050	533,847	346,797
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 5.330%	—	2,170,809	2,170,809
35,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(23,260)	(23,260)
226,000	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/ 5.330%	(97,033)	(1,122,640)	(1,025,607)
				$855,277	$41,957,605	$41,102,328

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).